Balance Sheet Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment
Total	$ 778		$ 778		$ 893	$ 441
Accumulated Depreciation	(285)		(285)		(371)	(321)
Property, plant and equipment, net	493		493		522	120
Depreciation expense	36	4	98	25	50	32
Library
Property, Plant and Equipment
Total	1		1		1	1
Office Furniture & Fixtures
Property, Plant and Equipment
Total	98		98		177	90
Leasehold Improvements
Property, Plant and Equipment
Total	145		145		251	78
Software
Property, Plant and Equipment
Total	9		9		37	28
Production Equipment
Property, Plant and Equipment
Total	384		384		293	179
Computer Equipment
Property, Plant and Equipment
Total	$ 141		$ 141		$ 134	$ 65